                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fontana Capital, LLC
Address:   99 Summer St.
           Suite 1520
           Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicolas Nesta
Title:   COO
Phone:   (617) 399-7177

Signature, Place, and Date of Signing:

/s/ Nicolas Nesta                       Boston, MA             11-14-06
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:           102
Form 13F Information Table Value Total:        270833
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                             Amount and Type of Security                    Voting Authority Heading
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                VALUE x         SHARES/ SH/ PUT/       INVSTMT   OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP     ($1000)         PRN AMT PRN CALL      DISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
21St Century Insurance
   Group                 COMMON STOCK  90130N103         897         60000 SH            SOLE                   897
Access Natl Corp         COMMON STOCK  004337101       184.6         20000 SH            SOLE                 184.6
Ace Limited              COMMON STOCK  G0070K103      8209.5        150000 SH            SOLE                8209.5
Advanta                  COMMON STOCK  007942105   858.04823         25259 SH            SOLE              858.0482
Advanta                  COMMON STOCK  007942204    4039.443        109470 SH            SOLE              4039.443
Aetna Inc.               COMMON STOCK  00817Y108        1582         40000 SH            SOLE                  1582
Affiliated Managers
   Group Inc.            COMMON STOCK  008252108      3003.3         30000 SH            SOLE                3003.3
Alleghany                COMMON STOCK  017175100  1443.31594          4994 SH            SOLE              1443.316
Alliancebernstein
   Holding LP            COMMON STOCK  01881G106      2759.6         40000 SH            SOLE                2759.6
The Allstate Corp.       COMMON STOCK  020002101  3187.06038         50806 SH            SOLE               3187.06
Ambac Financial Group
   Inc.                  COMMON STOCK  023139108  2528.26075         30553 SH            SOLE              2528.261
American International
   Group Inc.            COMMON STOCK  026874107  9962.72108        150358 SH            SOLE              9962.721
American Equity
   Investment Life
   Holding               COMMON STOCK  025676206  1237.38042        100846 SH            SOLE               1237.38
Ameriprise Fi Wi         COMMON STOCK  03076C106        9380        200000 SH            SOLE                  9380
Annaly Mortgage
   Management            COMMON STOCK  035710409  3314.55186        252249 SH            SOLE              3314.552
Arch Capital Group Ltd.  COMMON STOCK  G0450A105      3174.5         50000 SH            SOLE                3174.5
Argonaut Group Inc.      COMMON STOCK  040157109      1241.2         40000 SH            SOLE                1241.2
Aspen Insurance Holdings
   Ltd.                  COMMON STOCK  G05384105       516.6         20000 SH            SOLE                 516.6
Assurant Inc.            COMMON STOCK  04621X108  5348.95809        100149 SH            SOLE              5348.958
Astoria Finllake Success
   Ny                    COMMON STOCK  046265104        6164        200000 SH            SOLE                  6164
Axis Capital Holdings
   Ltd.                  COMMON STOCK  G0692U109      1734.5         50000 SH            SOLE                1734.5
Bancorp Rhode Islandinc  COMMON STOCK  059690107      6637.5        150000 SH            SOLE                6637.5
The Bank Of New York Co.
   Inc.                  COMMON STOCK  064057102  3555.33632        100832 SH            SOLE              3555.336
Bankatlantic Bancorp
   Inc.                  COMMON STOCK  065908501        2133        150000 SH            SOLE                  2133
Bankfinancialcorp        COMMON STOCK  06643P104   438.57924         25076 SH            SOLE              438.5792
Blackrock Inc            COMMON STOCK  09247X101    2247.665         15085 SH            SOLE              2247.665
Amsouth Bancorporation   COMMON STOCK  99ACDRFK2       6.475           518 SH  CALL      SOLE                 6.475
Capital One Financial
   Corp.                 COMMON STOCK  99ACDQWK5         235           500 SH  CALL      SOLE                   235
Check Point Software     COMMON STOCK  99O93DGX7        12.5           500 SH  CALL      SOLE                  12.5
Lehman Brothers Holdings
   Inc.                  COMMON STOCK  99O95CSL0         140           500 SH  CALL      SOLE                   140
Unitedhealth Group Inc.  COMMON STOCK  99ACDTFF9         105          1000 SH  CALL      SOLE                   105
Unumprovident Corp.      COMMON STOCK  99AC2JWX5        83.7          1395 SH  CALL      SOLE                  83.7
Cobiz Inc                COMMON STOCK  190897108    3431.286        150100 SH            SOLE              3431.286
Compass Bancshares
   Incalabama            COMMON STOCK  20449H109        5698        100000 SH            SOLE                  5698

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
                                                             Amount and Type of Security                    Voting Authority Heading
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                VALUE x         SHARES/ SH/ PUT/       INVSTMT   OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP     ($1000)         PRN AMT PRN CALL      DISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Converium Holding Ag Zug SPONSORED ADR 21248N107   306.57792         50424 SH            SOLE              306.5779
Corning Inc.             COMMON STOCK  219350105       488.2         20000 SH            SOLE                 488.2
Darwin Professional
   Underwriters          COMMON STOCK  237502109  2143.08732         96492 SH            SOLE              2143.087
E*Trade Financial Corp.  COMMON STOCK  269246104        3588        150000 SH            SOLE                  3588
Euronet Services         COMMON STOCK  298736109         491         20000 SH            SOLE                   491
Everest Re Group Ltd.    COMMON STOCK  G3223R108    9489.669         97300 SH            SOLE              9489.669
First Community
   Bancorp/CA            COMMON STOCK  31983B101      8392.5        150000 SH            SOLE                8392.5
First Financial
   Bankshares            COMMON STOCK  32020R109  1920.35655         50337 SH            SOLE              1920.357
First Midwest Bancorp II COMMON STOCK  320867104        7578        200000 SH            SOLE                  7578
Foundry Networks Inc.    COMMON STOCK  35063R100       657.5         50000 SH            SOLE                 657.5
Gfi Group                COMMON STOCK  361652209      3317.4         60000 SH            SOLE                3317.4
Greenhill                COMMON STOCK  395259104  1346.02968         20084 SH            SOLE               1346.03
The Hartford Financial
   Service Group Inc     COMMON STOCK  416515104  4411.67125         50855 SH            SOLE              4411.671
Hcc Insurance Holdings
   Inc                   COMMON STOCK  404132102  2408.85456         73262 SH            SOLE              2408.855
Health Net Inc.          COMMON STOCK  42222G108      1740.8         40000 SH            SOLE                1740.8
Infinity Property &
   Casualty Corp.        COMMON STOCK  45665Q103       822.6         20000 SH            SOLE                 822.6
Intercontinentalexchange
   Inc.                  COMMON STOCK  45865V100 10567.37869        140767 SH            SOLE              10567.38
Investors Bancrp         COMMON STOCK  46146P102  2302.36446        152778 SH            SOLE              2302.364
Ipc Holdings Ltd         COMMON STOCK  G4933P101        6084        200000 SH            SOLE                  6084
Lasercard Corp           COMMON STOCK  51807U101       260.8         20000 SH            SOLE                 260.8
Lazard Ltd Com           COMMON STOCK  G54050102  1217.47096         30452 SH            SOLE              1217.471
Lincoln National Corp    COMMON STOCK  534187109  5066.84544         81618 SH            SOLE              5066.845
Max Re Capital           COMMON STOCK  G6052F103        1148         50000 SH            SOLE                  1148
Mb Financial Inc         COMMON STOCK  55264U108      1843.5         50000 SH            SOLE                1843.5
Mbia Inc                 COMMON STOCK  55262C100  3139.52256         51099 SH            SOLE              3139.523
Mercantile Bankshares
   Corp Md               COMMON STOCK  587405101  5473.90467        150921 SH            SOLE              5473.905
Metlife Inc              COMMON STOCK  59156R108  5745.99168        101376 SH            SOLE              5745.992
Metrocorp Bancsharesinc  COMMON STOCK  591650106  5817.08068        256372 SH            SOLE              5817.081
Midwest Banc Holdings
   Inc.                  COMMON STOCK  598251106        1221         50000 SH            SOLE                  1221
Montpelier Re Holdings
   Ltd.                  COMMON STOCK  G62185106        1939        100000 SH            SOLE                  1939
Navigators Group         COMMON STOCK  638904102      1920.4         40000 SH            SOLE                1920.4
Nelnet Inc               COMMON STOCK  64031N108   621.28614         20211 SH            SOLE              621.2861
New Eng Bancsh           COMMON STOCK  643863202   1097.1264         85713 SH            SOLE              1097.126
Newport Bancorp Inc      COMMON STOCK  651754103     261.926         18709 SH            SOLE               261.926
Nuveen Investments       COMMON STOCK  67090F106  1047.19243         20441 SH            SOLE              1047.192
Unknown Issuer           COMMON STOCK  70336F104        3010        125000 SH            SOLE                  3010
People'S Bank            COMMON STOCK  710198102      5941.5        150000 SH            SOLE                5941.5
The Phoenix Companies
   Inc.                  COMMON STOCK  71902E109    2851.632        203688 SH            SOLE              2851.632

                                                             Amount and Type of Security                    Voting Authority Heading
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                VALUE x         SHARES/ SH/ PUT/       INVSTMT   OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP     ($1000)         PRN AMT PRN CALL      DISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters
   Holdings Ltd.         COMMON STOCK  G7127P100      1541.5         50000 SH            SOLE                1541.5
Porter Bancorp Inc Com
   Stk                   COMMON STOCK  736233107        1134         50000 SH            SOLE                  1134
Prudential Financial
   Inc.                  COMMON STOCK  744320102        7625        100000 SH            SOLE                  7625
Bank Of America
   Corporation           COMMON STOCK  99O98ML57          70          2000 SH  PUT       SOLE                    70
Citigroup Inc.           COMMON STOCK  99ACF5QG5         200          2500 SH  PUT       SOLE                   200
First Horizon Natl Corp  COMMON STOCK  99ACF7N17      103.75           500 SH  PUT       SOLE                103.75
J.P. Morgan Chase & Co.  COMMON STOCK  99ACF77H0         195          1500 SH  PUT       SOLE                   195
Novastar Financial       COMMON STOCK  99O99FYV0         145           500 SH  PUT       SOLE                   145
Renaissancere Holdings
   Ltd.                  COMMON STOCK  G7496G103    4783.824         86040 SH            SOLE              4783.824
Rli                      COMMON STOCK  749607107      2031.6         40000 SH            SOLE                2031.6
Sanders Morris Harris
   Group Inc             COMMON STOCK  80000Q104       625.5         50000 SH            SOLE                 625.5
Scottish Re Grp 5.875% A
   Pfd                   COMMON STOCK  G73537410       543.5         50000 SH            SOLE                 543.5
Seacoast Banking Of Fla  COMMON STOCK  811707306    2152.958         71290 SH            SOLE              2152.958
Security Capital
   Assurance             COMMON STOCK  G8018D107  1361.15035         56833 SH            SOLE               1361.15
South Financial Group
   Inc                   COMMON STOCK  837841105  1981.55978         76126 SH            SOLE               1981.56
Southside Bancsh         COMMON STOCK  84470P109      3736.6        140000 SH            SOLE                3736.6
The St. Paul Companies
   Inc.                  COMMON STOCK  792860108      2344.5         50000 SH            SOLE                2344.5
Sterling Bancorp         COMMON STOCK  859158107        2949        150000 SH            SOLE                  2949
Summit Bancor Pprinceto
   Nnj                   COMMON STOCK  866013105   3515.1545        150865 SH            SOLE              3515.155
Sun Life Financial Svcs  COMMON STOCK  866796105      2053.5         50000 SH            SOLE                2053.5
Texas Utd Bancsh         COMMON STOCK  882838105        3299        100000 SH            SOLE                  3299
Hanover Ins Group Inc
   Com                   COMMON STOCK  410867105  3150.34244         70588 SH            SOLE              3150.342
Tradestation Gp          COMMON STOCK  89267P105      768.57         51000 SH            SOLE                768.57
United Amer Indemnity
   Ltd Cl A              COMMON STOCK  90933T109   271.23537         12071 SH            SOLE              271.2354
Unumprovident Corp.      COMMON STOCK  91529Y106  3903.16822        201298 SH            SOLE              3903.168
Unumprovident Corp.      COMMON STOCK  91529Y304   426.06702         17118 SH            SOLE               426.067
Webster Finl Corp
   Waterbury Ct          COMMON STOCK  947890109      2355.5         50000 SH            SOLE                2355.5
Western Alliance Bancorp COMMON STOCK  957638109         987         30000 SH            SOLE                   987
W.R. Berkley Corp.       COMMON STOCK  084423102      1769.5         50000 SH            SOLE                1769.5
Zenith National
   Insurance Corp.       COMMON STOCK  989390109  1638.60142         41078 SH            SOLE              1638.601
                                                 270832.8308           102